SELLING, GENERAL AND ADMINISTRATIVE EXPENSE (Tables)	12 Months Ended
Jan. 31, 2022
Selling, General and Administrative Expense [Abstract]
Schedule of Selling, general and administrative expenses [Table Text Block]
	2022	2021
	$	$
Accounting and legal	665,248	501,854
Depreciation and amortization	1,280,446	1,321,686
License fees, taxes and insurance	1,807,645	1,705,539
Office Facilities and administrative	301,944	253,230
Operating lease cost	591,376	549,031
Other	340,224	372,307
Professional Fees and consulting	701,999	650,188
Salaries and wages	2,913,900	2,884,320
Share-based compensation	366,469	494,435
Shareholder Communications	26,781	15,834
Travel and entertainment	59,142	58,975
	9,055,174	8,807,399